Borrowings and Debt Securities : Long-term borrowings (Details) ₨ in Thousands, ¥ in Thousands, Rp in Thousands, JD in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JOD (JD)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JOD (JD)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 PKR (₨)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 3,628,631	₩ 3,593,009
Less : Discount on long-term borrowings	(22,309)	(22,972)
Less : Current portion of long-term borrowings	(217,579)	(312,994)
Add : Current portion of discount on long-term borrowings	1,000	972
Long-term borrowings	3,389,743	3,258,015
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 2,283,166	₩ 1,914,531
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	0.50	0.50
Borrowings, maturity	2020~2044	2019~2044
Borrowings	₩ 3,500	₩ 4,154
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	2.50~4.60	2.45~4.60
Borrowings, maturity	2023~2028	2023~2028
Borrowings	₩ 59,845	₩ 66,793
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	2.33~3.04	2.59~3.04
Borrowings, maturity	2020~2022	2020~2021
Borrowings	₩ 55,000	₩ 67,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	1yr KoFC bond rate+0.95	1yr KoFC bond rate+0.95
Borrowings, maturity	2020~2022	2020
Borrowings	₩ 24,000	₩ 14,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KEB Hana Bank	KEB Hana Bank
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings interest rate	3M CD+0.13~0.32	3M CD+0.24~0.32
Borrowings, maturity	2021~2024	2021~2022
Borrowings	₩ 1,150,000	₩ 950,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KEB Hana Bank	KEB Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	4.60	4.60
Borrowings, maturity	2028	2028
Borrowings	₩ 12,466	₩ 13,781
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KEB Hana Bank	KEB Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-1.25	3yr KTB rate-1.25
Borrowings, maturity	2020~2028	2019~2028
Borrowings	₩ 6,699	₩ 8,072
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	IBK
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	CD+1.25	CD+1.25
Borrowings, maturity	2030	2030
Borrowings	₩ 10,497	₩ 22,500
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	1.5	1.5
Borrowings, maturity	2026	2026
Borrowings	₩ 19,150	₩ 22,096
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	2.21	2.21
Borrowings, maturity	2020	2020
Borrowings	₩ 35,000	₩ 35,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Development of power resouces	Development of power resouces
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2023~2025	2023~2025
Borrowings	₩ 4,350	₩ 5,558
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2020~2024	2019~2024
Borrowings	₩ 2,058	₩ 2,589
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	-	-
Borrowings, maturity	2023	2023
Borrowings	₩ 1,197	₩ 1,197
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Others	Others
Borrowings interest rate	KTB rate-2.25	KTB rate -2.25
Borrowings, maturity	2024~2028	2024~2028
Borrowings	₩ 15,696	₩ 17,347
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank
Purpose of borrowings		Collateral borrowing
Borrowings interest rate		2.32
Borrowings, maturity		2019
Borrowings		₩ 30,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Shinhan Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	CB rate+1.10	CB rate+1.10
Borrowings, maturity	2028	2028
Borrowings	₩ 18,698	₩ 20,672
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Shinhan Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	3.95	3.95
Borrowings, maturity	2035	2035
Borrowings	₩ 99,146	₩ 103,851
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Shinhan Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	Standard overdraft rate+1.00	Standard overdraft rate +1.00
Borrowings, maturity	2035	2035
Borrowings	₩ 99,146	₩ 103,851
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	MOR+0.79	MOR+0.79
Borrowings, maturity	2023	2023
Borrowings	₩ 23,333	₩ 30,333
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3.16	3.16
Borrowings, maturity	2020	2020
Borrowings	₩ 10,000	₩ 10,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Facility	Facility
Borrowings interest rate	1.75~6.80	1.75~4.60
Borrowings, maturity	2026~2036	2026~2036
Borrowings	₩ 390,044	₩ 168,080
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Facility	Facility
Borrowings interest rate	CB rate+1.10~1.60 Standard overdraft rate+2.45	CB rate+1.10~1.20
Borrowings, maturity	2023~2036	2023~2036
Borrowings	₩ 111,834	₩ 52,810
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	4.1	4.1
Borrowings, maturity	2030	2030
Borrowings	₩ 29,159	₩ 62,500
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Others	Others
Borrowings interest rate	4.50~7.90	4.50~7.90
Borrowings, maturity	2022~2039	2022~2039
Borrowings	₩ 102,348	₩ 102,347
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,345,465	₩ 1,678,478
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	-	-
Borrowings, maturity	2021~2023	2021~2023
Borrowings	₩ 10,123	₩ 9,776	$ 8,744				$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	1M Libor+1.80~3.20	1M Libor+1.80~3.20
Borrowings, maturity	2036	2036
Borrowings	₩ 117,994	₩ 138,542	101,912				123,909
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	3M Libor+2.75~3.70	3M Libor+2.75~3.70
Borrowings, maturity	2027	2027
Borrowings	₩ 239,039	₩ 249,783		JD 146,380				JD 158,524
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea and others
Purpose of borrowings		Commercial loan and others
Borrowings interest rate		3M Libor+1.50~2.50
Borrowings, maturity		2030~2033
Borrowings		₩ 310,315					277,538
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	PF Loan	PF Loan
Borrowings interest rate	6M Libor+2.50~2.70	6M Libor+1.70~2.50
Borrowings, maturity	2032	2032
Borrowings	₩ 137,412	₩ 141,773	118,684				126,798
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Others	Others
Borrowings interest rate	3.88	3.88
Borrowings, maturity	2021	2021
Borrowings	₩ 334,685	₩ 310,427	289,709				278,105
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SCNT and others	SCNT and others
Purpose of borrowings	Shareholder's loan	Shareholder's loan
Borrowings interest rate	6.50~8.00	6.50~8.00
Borrowings, maturity	2023	2023
Borrowings	₩ 15,051	₩ 49,956	13,000				44,680
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SCNT and others	SCNT and others
Purpose of borrowings	Shareholder's loan	Shareholder's loan
Borrowings interest rate	8	8
Borrowings, maturity	2031	2031
Borrowings	₩ 7,925	₩ 7,647		JD 4,853				JD 4,853
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		PT PJB
Purpose of borrowings		Shareholder's loan
Borrowings interest rate		12.75
Borrowings, maturity		2019
Borrowings		₩ 428								Rp 5,569,304
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and others	Samsung Life Insurance and others
Purpose of borrowings	Syndicated loan	Syndicated loan
Borrowings interest rate	3.10	3.10
Borrowings, maturity	2032	2032
Borrowings	₩ 52,972	₩ 53,565			¥ 4,981,038				¥ 5,286,835
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Woori Bank and others
Purpose of borrowings	Syndicated loan	Syndicated loan
Borrowings interest rate	JPY 6M Libor+2.00	JPY 6M Libor +2.00
Borrowings, maturity	2032	2032
Borrowings	₩ 34,171	₩ 34,553			¥ 3,213,121				¥ 3,410,381
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		SMBC and others
Purpose of borrowings		Equity Bridge Loan
Borrowings interest rate		1M Libor+0.90
Borrowings, maturity		2019
Borrowings		₩ 49,218					44,019
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IFC and others	IFC and others
Purpose of borrowings	Others	Others
Borrowings interest rate	6M Libor+5.00	6M Libor+5.00
Borrowings, maturity	2031	2031
Borrowings	₩ 278,652	₩ 206,944				₨ 37,252,930					₨ 25,900,420
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Federal Financing Bank	Federal Financing Bank
Purpose of borrowings	PF loan	PF loan
Borrowings interest rate	2.39~13	2.39~13
Borrowings, maturity	2031~2038	2031~2038
Borrowings	₩ 117,377	₩ 114,406	101,380				102,322
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Other Creditors	Other Creditors
Purpose of borrowings	Others	Others
Borrowings interest rate	-	-
Borrowings, maturity	-	2019
Borrowings	₩ 64	₩ 1,145	$ 57				$ 1,025